Share capital and additional paidin capital (Details) - CNY (¥) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Beginning balance, amount	¥ 383,500	¥ 383,499	¥ 396,001
Shares issued during the year, Amount	0	0	26
Share issuance expenses	0	0	(12,528)
Ending balance, amount	383,500	383,500	383,499
Additional paid-in capital
Statement [Line Items]
Beginning balance, amount	383,174	383,174	395,924
Shares issued during the year, Amount	0	0	(222)
Share issuance expenses			(12,528)
Ending balance, amount	383,174	383,174	383,174
Non-controlling interests [Member]
Statement [Line Items]
Beginning balance, amount	95,875	95,875	99,000
Shares issued during the year, Amount	0	0	7
Share issuance expenses			(3,132)
Ending balance, amount	¥ 95,875	¥ 95,875	95,875
Number of shares [Member]
Statement [Line Items]
Share issuance expenses			¥ 0
Beginning balance, shares	1,000,862	1,000,000	227,717
Shares issued during the year, Shares	269	862	772,283
Ending balance, shares	1,001,131	1,000,862	1,000,000
Total Equity [member]
Statement [Line Items]
Beginning balance, amount	¥ 479,375	¥ 479,374	¥ 495,001
Shares issued during the year, Amount		1	33
Share issuance expenses			(15,660)
Ending balance, amount	479,375	479,375	479,374
Ordinary shares [Member]
Statement [Line Items]
Beginning balance, amount	326	325	77
Shares issued during the year, Amount		1	248
Ending balance, amount	¥ 326	¥ 326	¥ 325